Financial Instruments: Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Fair value of assets
Carrying value, Financial assets	£ 748,336	£ 738,056
Loans and advances to banks | Carrying value
Fair value of assets
Carrying value, Financial assets	9,500	10,500
Loans and advances to banks | At fair value
Fair value of assets
Fair value, Financial assets	9,500	10,500
Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	304,100	310,100
Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	299,400	306,800
Debt securities
Fair value of assets
Carrying value, Financial assets	92,269	78,933
Debt securities | Carrying value
Fair value of assets
Carrying value, Financial assets	8,300	7,800
Debt securities | At fair value
Fair value of assets
Fair value, Financial assets	£ 8,500	£ 7,900